Business Combinations - Schedule of Proforma Informa Related to Business Combination (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Net interest income - pro forma	$ 29,237	$ 32,206
Noninterest income - pro forma	10,090	9,014
Noninterest expense - pro forma	35,075	32,714
Net income - pro forma	$ 2,692	$ 6,982
Earnings per share - pro forma
Basic	$ 0.53	$ 1.43
Diluted	$ 0.53	$ 1.43